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<FILENAME>inftable.txt
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				   UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          September 30, 2008

    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Foothills Asset Management, Ltd.
Address:          8767 E. Via de Ventura, Suite 175
                  Scottsdale, AZ 85258

Form 13F File Number: 028-12077

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kristina Lusmden
Title:            Chief Compliance Officer
Phone:            480-777-9870

Signature, Place and Date of Signing:

/s/ Kristina Lumsden             Scottsdale, AZ             October 10, 2008
[Signature]                       [City, State]                  [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:

        NONE

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                              Form 13F SUMMARY PAGE


Report summary:


Number of Other Included Managers:                         0
                                            ---------------------------

Form 13F  Information Table Entry Total:                  57
                                            ---------------------------

Form 13F  Information Table Value Total:            $74,448
                                            ---------------------------
                                                    (thousands)

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        NONE


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                                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              00206R102      225     8075 SH       Sole                     6925              1150
AFLAC                          COM              001055102     4507    76715 SH       Sole                    56610             20105
                                                                21      365 SH       Other                                       365
Abbott Labs                    COM              002824100     1945    33785 SH       Sole                    25090              8695
Aetna Inc                      COM              00817Y108     1065    29500 SH       Sole                    22630              6870
Anadarko Petroleum             COM              032511107     1586    32694 SH       Sole                    22876              9818
                                                                 5      110 SH       Other                                       110
Automatic Data Processing      COM              053015103     1760    41160 SH       Sole                    30905             10255
                                                                 8      180 SH       Other                                       180
CVS Caremark Corp              COM              126650100     1713    50877 SH       Sole                    38252             12625
                                                                 7      215 SH       Other                                       215
Chevron Corp                   COM              166764100      245     2973 SH       Sole                     2478               495
Chubb Corporation              COM              171232101     3868    70448 SH       Sole                    47088             23360
                                                                22      400 SH       Other                                       400
Colgate-Palmolive              COM              194162103      839    11136 SH       Sole                     7436              3700
ConocoPhillips                 COM              20825C104     1659    22655 SH       Sole                    16390              6265
                                                                 4       60 SH       Other                                        60
Exxon Mobil Corp               COM              30231G102     1554    20004 SH       Sole                    14709              5295
Fastenal Co                    COM              311900104     2052    41545 SH       Sole                    31180             10365
                                                                 8      155 SH       Other                                       155
General Dynamics               COM              369550108     3732    50687 SH       Sole                    38632             12055
                                                                16      220 SH       Other                                       220
Hewlett Packard                COM              428236103      432     9345 SH       Sole                     4240              5105
Int'l Business Machines        COM              459200101     2296    19631 SH       Sole                    14706              4925
                                                                10       85 SH       Other                                        85
Johnson & Johnson              COM              478160104     3607    52064 SH       Sole                    40074             11990
                                                                21      300 SH       Other                                       300
Johnson Controls               COM              478366107     1806    59542 SH       Sole                    43967             15575
                                                                 4      130 SH       Other                                       130
Linear Technology Corp         COM              535678106     1371    44715 SH       Sole                    35510              9205
Medtronic                      COM              585055106     1653    32986 SH       Sole                    23736              9250
                                                                 5       90 SH       Other                                        90
Microsoft Corp                 COM              594918104     1655    61995 SH       Sole                    46030             15965
                                                                 3      125 SH       Other                                       125
Parker Hannifin Corp           COM              701094104     1475    27825 SH       Sole                    20765              7060
Qualcomm Inc                   COM              747525103     3533    82222 SH       Sole                    61317             20905
SPDR KBW Bank ETF              COM              78464A797     1850    55055 SH       Sole                    40860             14195
Smith International Inc        COM              832110100     1411    24055 SH       Sole                    17700              6355
                                                                 4       75 SH       Other                                        75
Stryker Corp                   COM              863667101     3805    61075 SH       Sole                    45580             15495
                                                                10      160 SH       Other                                       160
Sysco Corp                     COM              871829107     3470   112555 SH       Sole                    86375             26180
                                                                16      505 SH       Other                                       505
Teva Pharmaceutical Industries COM              881624209     2148    46900 SH       Sole                    35035             11865
                                                                 7      155 SH       Other                                       155
Torchmark                      COM              891027104      794    13285 SH       Sole                     7140              6145
US Bancorp                     COM              902973304     2252    62525 SH       Sole                    46085             16440
United Technologies            COM              913017109     3573    59488 SH       Sole                    45145             14343
                                                                14      235 SH       Other                                       235
Wal Mart Stores                COM              931142103     4391    73313 SH       Sole                    56458             16855
                                                                16      260 SH       Other                                       260
S&P Depository Receipt Trust U                  78462F103     1958 16885.000 SH      Sole                13935.000          2950.000
                                                                75  650.000 SH       Other                                   650.000
Vanguard Emerging Market ETF                    922042858     1242 35820.000 SH      Sole                25629.000         10191.000
                                                                 5  146.000 SH       Other                                   146.000
iShares MSCI EAFE Index Fund                    464287465     2678 47573.000 SH      Sole                33478.000         14095.000
                                                                18  320.000 SH       Other                                   320.000
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